DEPOSITS FROM DIRECT FINANCING LEASES	12 Months Ended
Jun. 30, 2022
DEPOSITS FROM DIRECT FINANCING LEASES
DEPOSITS FROM DIRECT FINANCING LEASES

NOTE 16 -           DEPOSITS FROM DIRECT FINANCING LEASES

The deposit for direct finance leasing is delivered to the company by the customer when the company signs the finance lease contract as a guarantee for the performance of the contract, the deposit does not bear interest. The balance of the direct financing margin as of June 30, 2022 and 2021 was $ 2,084,305 and $ 2,050,035, respectively.